INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	$ 13,952
Amortization for the year	2,293	$ 2,383
Balance, end of year	12,806	13,952
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	34,022	32,952
Additions	1,147	1,070
Balance, end of year	35,169	34,022
Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	20,070	17,687
Amortization for the year	2,293	2,383
Balance, end of year	22,363	20,070
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	5,029
Balance, end of year	4,179	5,029
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	8,500	8,500
Additions	0	0
Balance, end of year	8,500	8,500
Customer relationships [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	3,471	2,621
Amortization for the year	850	850
Balance, end of year	4,321	3,471
Domain names [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,300
Balance, end of year	4,300	4,300
Domain names [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,300	4,300
Additions	0	0
Balance, end of year	4,300	4,300
Domain names [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Balance, end of year	0	0
Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,418
Balance, end of year	4,122	4,418
Technology [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	21,017	19,947
Additions	1,147	1,070
Balance, end of year	22,164	21,017
Technology [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	16,599	15,066
Amortization for the year	1,443	1,533
Balance, end of year	18,042	16,599
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	205
Balance, end of year	205	205
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	205	205
Additions	0	0
Balance, end of year	205	205
Other [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Balance, end of year	$ 0	$ 0